Loans And Borrowings - Summary of Maturities of Financial Liabilities (Details) € in Thousands	Dec. 31, 2020 EUR (€)
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Refundable and conditional advances	€ 3,229
TOTAL - Other loans and borrowings	182,461
TOTAL	185,691
Convertible Loans
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	170,782
Bank Loans
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	1,540
Lease
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	10,131
Accrued Interests
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	1
Other Financial Loans and Borrowings
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	7
BPI FRANCE - IT-DIAB
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Refundable and conditional advances	3,229
Within 1 Year
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	4,348
TOTAL	4,348
Within 1 Year | Convertible Loans
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	1,313
Within 1 Year | Bank Loans
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	942
Within 1 Year | Lease
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	2,085
Within 1 Year | Accrued Interests
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	1
Within 1 Year | Other Financial Loans and Borrowings
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	7
Later than one year and not later than two years [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	171,577
TOTAL	171,577
Later than one year and not later than two years [member] | Convertible Loans
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	169,470
Later than one year and not later than two years [member] | Bank Loans
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	544
Later than one year and not later than two years [member] | Lease
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	1,564
Later than two years and not later than three years [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	1,205
TOTAL	1,205
Later than two years and not later than three years [member] | Bank Loans
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	54
Later than two years and not later than three years [member] | Lease
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	1,150
Later than three years and not later than four years [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	1,109
TOTAL	1,109
Later than three years and not later than four years [member] | Lease
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	1,109
Later than four years and not later than five years [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	1,039
TOTAL	1,039
Later than four years and not later than five years [member] | Lease
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	1,039
Later than five years [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Refundable and conditional advances	3,229
TOTAL - Other loans and borrowings	3,184
TOTAL	6,413
Later than five years [member] | Lease
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Other loans and borrowings	3,184
Later than five years [member] | BPI FRANCE - IT-DIAB
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
TOTAL - Refundable and conditional advances	€ 3,229